Summary Prospectus
March 1, 2016
The Hartford Conservative Allocation Fund
Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5
HCVAX	HCVBX	HCVCX	HCVIX	HCVRX	HCVSX	HCVTX
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the Fund's daily net asset value, online at www.hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund's prospectus and statement of additional information dated March 1, 2016, as may be amended or supplemented, are incorporated by reference into this summary prospectus. The Fund's statement of additional information may be obtained, free of charge, in the same manner as the Fund's prospectus.
Investment Objective.  The Fund seeks current income and long-term capital appreciation.
Your Expenses.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 87 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information.
Shareholder Fees   (fees paid directly from your investment)
Share Classes	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	A	B	C	I	R3	R4	R5
Management fees(2)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.25%	0.37%	0.24%	0.21%	0.34%	0.30%	0.24%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.25%	0.37%	0.24%	0.21%	0.14%	0.15%	0.14%
Acquired fund fees and expenses	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total annual fund operating expenses(3)	1.31%	2.18%	2.05%	1.02%	1.65%	1.36%	1.05%
Fee waiver and/or expense reimbursement(4)	0.12%	0.24%	0.11%	0.08%	0.21%	0.22%	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(4)	1.19%	1.94%	1.94%	0.94%	1.44%	1.14%	0.84%
(1)
For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)
Management fees have been restated to reflect current fees.

(3)
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restatement of management fees and acquired fund fees and expenses.

(4)
Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class B), 1.94% (Class C), 0.94% (Class I), 1.44% (Class R3), 1.14% (Class R4), and 0.84% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. These contractual arrangements will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.
Example.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:
•
Your investment has a 5% return each year

•
The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•
You reinvest all dividends and distributions

•
You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$931	$1,218	$2,032
B	$697	$959	$1,348	$2,274
C	$297	$632	$1,093	$2,371
I	$96	$317	$555	$1,241
R3	$147	$500	$877	$1,937
R4	$116	$409	$724	$1,616
R5	$86	$313	$559	$1,264
You would pay the following expenses if you did not redeem your shares:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$931	$1,218	$2,032
B	$197	$659	$1,148	$2,274
C	$197	$632	$1,093	$2,371
I	$96	$317	$555	$1,241
R3	$147	$500	$877	$1,937
R4	$116	$409	$724	$1,616
R5	$86	$313	$559	$1,264
Portfolio Turnover.  The Fund will not incur transaction costs, such as commissions, when it buys and sells shares of Hartford Funds (or “turns over” its portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells other securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategy.  The Fund seeks to meet its investment objective through investment in a combination of other Hartford Funds, including fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities (the “Underlying Funds”). The Fund may also invest in one or more unaffiliated money market funds, exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”). Hartford Funds Management Company, LLC (the “Investment Manager”) anticipates allocating approximately 20%-50% of the Fund’s assets to the equity component and approximately 50%-80% of the Fund’s assets to the fixed income component. The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends. The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.
The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments. The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.
The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, corporate and sovereign bonds of varying credit quality and duration, money market instruments and derivatives. The debt securities in which certain Underlying Funds may invest include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality. The Underlying Funds may invest in domestic and foreign securities.
PRINCIPAL RISKS.  The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
Fund of Funds Risk − The Fund invests primarily in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager's allocation among those Underlying Funds.
The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund. The risks of the underlying equity funds include risks specific to their strategies, such as small-cap securities risk, value or growth investing style risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general. The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund’s direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy and various portfolio reporting and monitoring processes.
Investment Strategy Risk − The risk that, if the Investment Manager’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.
Market Risk − Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
Past Performance.  The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com.
The returns:
•
Assume reinvestment of all dividends and distributions

•
Include the Fund’s performance when the Fund pursued a modified strategy and was managed by sub-advisers

•
Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:
•
Shows how the Fund’s total return has varied from year to year

•
Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•
Shows the returns of the Fund’s Class A shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 11.93% (2nd quarter, 2009)     Lowest -12.74% (4th quarter, 2008)
Average Annual Total Returns.  The table below shows returns for the Fund over time compared to those of four broad-based market indices and the Fund’s current and former blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.
Average annual total returns for periods ending December 31, 2015 (including sales charges)*
Share Classes	1 Year	5 Years	10 Years
Class A − Return Before Taxes	-8.63%	0.53%	2.42%
− After Taxes on Distributions	-8.96%	-0.50%	1.29%
− After Taxes on Distributions and Sale of Fund Shares	-4.57%	0.31%	1.68%
Share Classes (Return Before Taxes)
Class B	-8.75%	0.51%	2.37%
Class C	-4.98%	0.90%	2.25%
Class I	-3.03%	1.94%	3.25%
Class R3	-3.56%	1.33%	2.65%
Class R4	-3.38%	1.63%	2.96%
Class R5	-3.02%	1.94%	3.23%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%
Conservative Allocation Fund Blended Index (reflects no deduction for fees, expenses or taxes)	0.17%	5.46%	5.45%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	-1.84%	6.66%	5.31%
Former Conservative Allocation Fund Blended Index (reflects no deduction for fees, expenses or taxes)	0.03%	4.46%	5.07%
*
Effective December 1, 2015, the Fund’s equity benchmark changed from the MSCI All Country World Index to the Russell 3000 Index and the MSCI All Country World ex USA Index. The Conservative Allocation Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Index and 10% MSCI All Country World ex USA Index. The Investment Manager believes the new benchmarks better reflect the Fund’s revised investment strategy. The Former Conservative Allocation Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 70% Barclays U.S. Aggregate Bond Index and 30% MSCI All Country World Index.
Management.  The Fund’s investment manager is Hartford Funds Management Company, LLC.
Portfolio Manager	Title	Involved with Fund Since
Vernon J. Meyer, CFA	Managing Director and Chief Investment Officer	2015
Allison Mortensen, CFA	Head of Multi-Asset Solutions and Managing Director	2015
Purchase and sale of fund shares.  Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts.
Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50
Class B	Closed to new investments	N/A
Class R3, Class R4 and Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None
For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.
You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares. For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.
TAX INFORMATION.  The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

[This page is intentionally left blank.]

[This page is intentionally left blank.]

8March 1, 2016 MFSUM-CAL_030116